Turner Titan Fund (Second Prospectus Summary) | Turner Titan Fund
Turner Titan Fund
Investment Objective
The Turner Titan Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Turner Titan Fund Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Turner Titan Fund Class C Shares
Investment Advisory Fees		1.50%
Distribution (12b-1) Fees		0.75%
Shareholder Servicing Fee		0.25%
Other Expenses		1.30%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		3.82%
Fee Waivers and Expense Reimbursements	[1]	(0.87%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		2.95%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95%, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Turner Titan Fund Class C Shares	398	1,087	1,895	3,998

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Turner Titan Fund Class C Shares	298	1,087	1,895	3,998

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Since the Fund's inception on February 7, 2011 through the end of the fiscal year, the Fund's portfolio turnover rate was 647% of the average value of its portfolio.
Principal Strategy
The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation. For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund's holdings will be global and diversified.

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate. Generally, the Adviser will attempt to maintain a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Fund's net assets.
However, these weightings are expected to vary over time as a result of market fluctuations. The Adviser expects to attempt to rebalance the Fund's portfolio periodically.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies.
The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.